Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	AMGEN INC
Entity Central Index Key	0000318154
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false